Intangible Assets and Goodwill Intangible Assets and Goodwill by Major Class (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite and Infinite-Lived Intangible Assets and Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross Carrying Amount	1,126	$ 1,020
Finite-Lived Intangible Assets, Accumulated Amortization	398	322	225
Finite-Lived Intangible Assets, Net Carrying Amount	728	698
Goodwill	656	496	473
Intangible Assets, Gross (Including Goodwill)	1,782	1,516	1,469
Intangible assets, net	1,384	1,194
Patents and developed technology
Acquired Finite and Infinite-Lived Intangible Assets and Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross Carrying Amount	633	623
Finite-Lived Intangible Assets, Accumulated Amortization	229	177
Finite-Lived Intangible Assets, Net Carrying Amount	404	446
Patents and developed technology | Minimum [Member]
Acquired Finite and Infinite-Lived Intangible Assets and Goodwill [Line Items]
Finite-Lived Intangible Asset, Useful Life	6 years
Patents and developed technology | Maximum [Member]
Acquired Finite and Infinite-Lived Intangible Assets and Goodwill [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Customer relationships
Acquired Finite and Infinite-Lived Intangible Assets and Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross Carrying Amount	394	295
Finite-Lived Intangible Assets, Accumulated Amortization	143	124
Finite-Lived Intangible Assets, Net Carrying Amount	251	171
Customer relationships | Minimum [Member]
Acquired Finite and Infinite-Lived Intangible Assets and Goodwill [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years
Customer relationships | Maximum [Member]
Acquired Finite and Infinite-Lived Intangible Assets and Goodwill [Line Items]
Finite-Lived Intangible Asset, Useful Life	14 years
Trade names
Acquired Finite and Infinite-Lived Intangible Assets and Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross Carrying Amount	99	102
Finite-Lived Intangible Assets, Accumulated Amortization	26	21
Finite-Lived Intangible Assets, Net Carrying Amount	73	$ 81
Trade names | Minimum [Member]
Acquired Finite and Infinite-Lived Intangible Assets and Goodwill [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Trade names | Maximum [Member]
Acquired Finite and Infinite-Lived Intangible Assets and Goodwill [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years